STOCKHOLDERS' EQUITY (DEFICIT) - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended		5 Months Ended	12 Months Ended
	Jul. 23, 2021 $ / shares shares	Oct. 31, 2021 $ / shares shares	Feb. 28, 2021 USD ($) $ / shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Jul. 22, 2021 shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2017 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)				10,000,000	10,000,000		0
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)				0	0		0
Preferred stock, shares outstanding (in shares)				0	0
Reverse recapitalization, shares issued (in shares)	425,395,023
Common stock, shares outstanding (in shares)	1,618,621,534			1,647,555,590	1,647,555,590	451,295,965	28,791,702
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Number of votes allowed per share | Vote				1	1
Number of warrants (in shares)	85,750,000					41,400,000		2
Warrant exercise price (in dollars per share) | $ / shares	$ 11.50		$ 1.94					$ 1.94
Warrants exercised (in shares)					41,034,197
Warrants exercised, cashless (in shares)					25,966,976
Proceeds from the exercise of public warrants | $			$ 3,000		$ 173,273
Warrants redeemed (in shares)					365,803
Warrant, redemption price (in dollars per share) | $ / shares				$ 0.01	$ 0.01
Shares repurchased (in shares)		857,825
Shares repurchased, repurchase price (in dollars per share) | $ / shares		$ 24.15
Public Warrants
Class of Stock [Line Items]
Number of warrants (in shares)	41,400,000
Warrants exercised (in shares)				41,034,197
Warrants redeemed (in shares)				365,803
Legacy Preferred Shareholders
Class of Stock [Line Items]
Stock converted, after exchange ratio (in shares)	1,155,909,367
Employees
Class of Stock [Line Items]
Shares repurchased (in shares)		712,742
Directors of Atieva
Class of Stock [Line Items]
Shares repurchased (in shares)		145,083